Stockholders' Equity (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	195,000,000	195,000,000	195,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Preferred shares voting rights	The shares of Series A Preferred Stock carry a voting weight equal to 10 shares of common stock per share of Series A Preferred Stock	The Series A Preferred Shares carry a voting weight equal to ten (10) Common Shares per share of Series A Preferred Stock.